Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposals and retirements, property, plant and equipment [abstract]
At beginning of the year		¥ 129,405	¥ 114,819	¥ 137,935
Net liabilities incurred, including reassessment	[1]	11,954	16,057	(24,059)
Liabilities settled		(4,955)	(5,969)	(3,510)
Accretion expense (Note 10)		5,681	4,696	5,107
Currency translation differences		(4)	(198)	(654)
At end of the year		¥ 142,081	¥ 129,405	¥ 114,819

[1]	In 2020, domestic oil and gas field companies adjusted the discount period with reference to the remaining life corresponding to the proved developed reserves in each block, updated various oil and gas assets retirement standards based on the latest legal requirements, technology and price levels, reviewed the adopted discount rate, and then recalculate and adjust the provision for the asset retirement expense of oil and gas properties at the end of the year. The changes in related accounting estimates and new liabilities provided resulted in a reduction in estimated liabilities of RMB 24,059.